Commitments and contingent liabilities - Summary of Potential Future Lease Commitments and Other Commitments Fall Due (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease And Other Commitments [Line Items]
Leases	€ 319	€ 169
Other Commitments	4,057	3,288
Within 1 year
Disclosure Of Lease And Other Commitments [Line Items]
Leases	64	56
Other Commitments	1,806	1,233
Later than 1 year but not later than 5 years
Disclosure Of Lease And Other Commitments [Line Items]
Leases	91	90
Other Commitments	2,020	1,554
Later than 5 years
Disclosure Of Lease And Other Commitments [Line Items]
Leases	164	23
Other Commitments	€ 231	€ 501